Investment Objectives and Goals - Schwab Government Money Market ETF	May 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Government Money Market ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s goal is to seek current income consistent with capital preservation while maintaining liquidity.